UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Weintraub Capital Management, L.P.

Address:   3527 Mt. Diablo Blvd., #322
           Lafayette, CA 94549


Form 13F File Number: 28-06938


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerald M. Weintraub
Title:  President
Phone:  (415) 288-8950

Signature,  Place,  and  Date  of  Signing:

/s/ Jerald M. Weintraub            Lafayette, CA                      5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $       30,730
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACACIA RESEARCH CORP          COM            003881307      995    33000 SH       SOLE                  33000      0    0
CAPITAL BANK FINANCIAL        COM            139794101     1713   100000 SH       SOLE                 100000      0    0
META FINANCIAL GROUP INC      COM            59100U108     2259    85187 SH       SOLE                  85187      0    0
MOTORCAR PARTS OF AMERICA INC COM            620071100      124    20198 SH       SOLE                  20198      0    0
NORTHERN TIER ENERGY LP       COM            665826103     1495    50000 SH       SOLE                  50000      0    0
PRGX GLOBAL INC               COM            69357C503     6998  1006937 SH       SOLE                1006937      0    0
WI-LAN INC                    COM            928972108      398   100000 SH       SOLE                 100000      0    0
FIRST REPUBLIC BANK           COM            33616C100      901    23333 SH       SOLE                  23333      0    0
MAXIMUS INC                   COM            577933104      400     5000 SH       SOLE                   5000      0    0
SPDR GOLD TRUST               COM            78463V107    15447   100000 PRN CALL SOLE                 100000      0    0


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